Investments in U.S. Treasury Bills Available for Sale (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investments [Line Items]
Total Accumulated Other Comprehensive Income		$ 176,591
US Treasury Bill Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost Basis		14,301,136
Gross Unrealized Gain		176,591
Gross Unrealized loss
Fair Value		14,477,726
Total Accumulated Other Comprehensive Income		$ 176,591